Accounts Receivables, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivables, Net [Abstract]
Allowance for doubtful accounts	$ (4,735)	$ 5,330	$ 1,112